SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ironwood Investment Counsel, LLC
Address: 	11801 N. Tatum Blvd., Suite 224
	 	Phoenix, AZ 85028



Form 13F File Number:  28- 11471

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: PAUL W. ALSTON, III
Title:
Phone: 602-493-4042

Signature, Place, and Date of Signing:

   PAUL W. ALSTON, III     Phoenix, AZ                 November 2, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               82
                                                  -----------------------

Form 13F Information Table Value Total:             91089(x 1000)
                                                  -----------------------


List of Other Included Managers:





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                          Ironwood Investment Counsel, LLC
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5    COLUMN 6 COLUMN7     COLUMN 8
                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
3M Co                          COM              88579y101     1402    16170 SH            SOLE          12870           3300
Abbott Labs                    COM              002824100     1008    19295 SH            SOLE           8995          10300
Accenture PLC                  SHS CL A         G1151C101      814    19150 SH            SOLE          19150
Air Prods & Chems Inc          COM              009158106      520     6275 SH            SOLE           3275           3000
American Express               COM              025816109     1031    24521 SH            SOLE          24521
Apache Corp                    COM              037411105      347     3550 SH            SOLE           3550
Apple Computer Inc             COM              037833100      575     2025 SH            SOLE           2025
AT&T                           COM              00206R102      207     7222 SH            SOLE           5805           1417
Auto Data Processing           COM              053015103     1117    26577 SH            SOLE          16227          10350
B O K Financial Cp New         COM NEW          05561Q201      540    11957 SH            SOLE           1075          10882
Bancfirst Corp Oklahoma        COM              05945F103      979    24200 SH            SOLE            200          24000
Bank of America Corp           COM              060505104      200    15282 SH            SOLE           8662           6620
Bard                           COM              067383109      260     3190 SH            SOLE           3190
Becton Dickinson & Co          COM              075887109      277     3740 SH            SOLE            740           3000
Berkshire Hathaway Cl A        CL A             084670108     1245       10 SH            SOLE              0             10
Berkshire Hathaway Cl B        CL B             084670207      687     8310 SH            SOLE           8310
BHP Billiton Ltd ADR           Spons ADR        05545E209      309     4044 SH            SOLE             44           4000
Capital One Financial          COM              14040H105      421    10633 SH            SOLE          10633
Chevron Corp                   COM              166764100      722     8910 SH            SOLE           8910
Church & Dwight Co Inc         COM              171340102      276     4250 SH            SOLE           3200           1050
Cintas Corp                    COM              172908105      641    23281 SH            SOLE          23281
Cisco Systems Inc              COM              17275R102     1896    86559 SH            SOLE          83559           3000
Citigroup Inc                  COM              172967101      938   239825 SH            SOLE         239825
Clorox Company                 COM              189054109     1001    15000 SH            SOLE           9500           5500
Coca Cola                      COM              191216100      942    16103 SH            SOLE           9335           6768
Colgate Palmolive Co           COM              194162103      492     6400 SH            SOLE           1400           5000
Costco                         COM              22160k105     1268    19661 SH            SOLE          19361            300
Devon Energy                   COM              25179m103     2152    33236 SH            SOLE          24711           8525
Disney Walt Co                 COM              254687106      677    20450 SH            SOLE          20200            250
Emerson Electric               COM              291011104     2245    42625 SH            SOLE          21425          21200
Exxon Mobil                    COM              30231G102     4717    76341 SH            SOLE          38070          38271
Fastenal Co                    COM              311900104      204     3826 SH            SOLE           3826
General Electric               COM              369604103     2027   124750 SH            SOLE         113406          11344
General Mills Inc              COM              370334104      324     8860 SH            SOLE            860           8000
Google Inc                     CL A             38259P508      300      570 SH            SOLE            520             50
Home Depot                     COM              437076102     1042    32881 SH            SOLE          31881           1000
IBM                            COM              459200101     1419    10578 SH            SOLE           6546           4032
Illinois Tool Works            COM              452308109      330     7025 SH            SOLE           7025
Intel                          COM              458140100      319    16627 SH            SOLE          14627           2000
iShares                        MSCI EAFE IDX    464287465      640    11647 SH            SOLE          10647           1000
iShares                        MSCI Emerg Mkts  464287234      643    14358 SH            SOLE          13858            500
iShares                        Russell 1000 Gr  464287614     6975   135778 SH            SOLE         135778
iShares                        Russell 3000 Idx 464287689      516     7650 SH            SOLE           7650
iShares                        S&P 500 Idx      464287200     6311    55125 SH            SOLE          55125
Johnson & Johnson              COM              478160104     3348    54035 SH            SOLE          43635          10400
JP Morgan Chase & Co           COM              46625H100      522    13706 SH            SOLE          13706
Kinder Morgan Mgmt LLC         COM              49455U100     1761    29235 SH            SOLE          19596           9639
Kraft Foods Inc                CL A             50075N104     1607    52080 SH            SOLE          35580          16500
Lowes Companies                COM              548661107      248    11110 SH            SOLE          11110
McDonalds                      COM              580135101     1354    18171 SH            SOLE           8171          10000
McGraw Hill                    COM              580645109      355    10750 SH            SOLE          10150            600
Medcohealth Solutions          COM              58405u102      323     6201 SH            SOLE           2258           3943
Medtronic Inc                  COM              585055106     1099    32736 SH            SOLE          25486           7250
Merck & Co                     COM              589331107      797    21639 SH            SOLE           7539          14100
Microsoft                      COM              594918104     2649   108181 SH            SOLE          83023          25158
MV Oil Trust                   TR UNITS         553859109      672    22400 SH            SOLE           3400          19000
Northern Trust 	Corp           COM              665859104      252     5232 SH            SOLE           5232
Novartis AG                    Spons ADR        66987V109      236     4092 SH            SOLE           4092
OGE Energy Corp.               COM              670837103      407    10200 SH            SOLE            200          10000
Omnicare Inc                   COM              681904108      582    24355 SH            SOLE          24355
Paychex Inc                    COM              704326107      547    19915 SH            SOLE          19915
Pepsico Inc                    COM              713448108     1311    19730 SH            SOLE          14730           5000
Pfizer                         COM              717081103     1237    72070 SH            SOLE          56194          15876
Pinnacle West Capital Cp       COM              723484101      308     7452 SH            SOLE           7452
Powershares DB Cmdy Idx Tra    UNIT BEN INT     73935S105      325    13500 SH            SOLE          13500
Procter & Gamble               COM              742718109     2895    48297 SH            SOLE          31679          16600
Royal Dutch Shell PLC          SPONS ADR A      780259206      326     5400 SH            SOLE           5400
Sigma Aldrich Corp             COM              826552101      704    11653 SH            SOLE           6653           5000
SPDR S&P 500 ETF               UNIT SER 1 S&P   78462F103      306     2678 SH            SOLE           2678
State Street Corp              COM              857477103      324     8608 SH            SOLE           7008           1600
Stryker                        COM              863667101      531    10605 SH            SOLE           5605           5000
Sysco                          COM              871829107     1509    52896 SH            SOLE          51396           1500
T. Rowe Price Group Inc        COM              74144t108      486     9700 SH            SOLE           7700           2000
Target                         COM              87612E106      880    16460 SH            SOLE          13860           2600
United Parcel Service B        COM              911312106     1287    19305 SH            SOLE          18305           1000
US Bancorp                     COM              902973304     1582    73173 SH            SOLE          67229           5944
Vanguard Emerging Markets ETF  EMR MKT ETF      922042858     4628   101801 SH            SOLE         101801
Wal Mart Stores Inc            COM              931142103     1654    30904 SH            SOLE          25191           5713
Waters Corp                    COM              941848103      397     5604 SH            SOLE           5604
Wellpoint Inc                  COM              94973V107      670    11832 SH            SOLE          11832
Western Union                  COM              959802109     1539    87074 SH            SOLE          82074           5000
Windstream Corp                COM              97381W104      481    39111 SH            SOLE          24010          15101

REPORT SUMMARY                                      TOTAL   $ 91089(x 1000)



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